Putnam VT High Yield Fund
The fund's portfolio
3/31/21 (Unaudited)

CORPORATE BONDS AND NOTES (82.9%)(a)
	Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	$200,000	$201,310
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	250,000	247,833
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	97,000	100,909
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	40,000	42,300
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	95,000	91,438
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	680,000	731,714

		1,415,504
Automotive (1.7%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	405,000	490,502
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	320,000	342,880
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	270,000	280,125
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	220,000	210,894
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	735,000	729,113
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	135,000	140,067
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29(FWC)	245,000	251,248
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	475,000	507,063

		2,951,892
Basic materials (8.3%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	320,000	345,600
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	525,000	712,031
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	345,000	336,444
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	150,000	156,795
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	220,000	226,050
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	345,000	352,763
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	320,000	348,698
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	245,000	256,638
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	355,000	355,000
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)	225,000	246,488
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)	200,000	204,040
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	455,000	518,700
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	335,000	320,243
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	310,000	331,700
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	270,000	279,113
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	257,500
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)	315,000	318,938
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	70,000	71,844
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	230,000	241,742
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	200,000	206,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	570,000	589,950
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	325,000	331,094
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	165,000	179,557
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	375,000	397,781
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	280,000	336,179
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	285,000	293,180
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	85,000	85,479
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	360,000	379,350
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	135,000	139,556
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	80,000	85,400
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	260,000	251,550
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	240,000	244,800
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	310,000	320,075
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)	200,000	211,500
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	350,000	351,313
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	335,000	325,788
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	100,000	103,750
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	90,000	91,402
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	195,000	202,020
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	650,000	680,420
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	215,000	221,474
Rayonier AM Products, Inc. 144A company guaranty sr. notes 7.625%, 1/15/26	40,000	42,500
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	150,000	159,188
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	220,000	223,960
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	380,000	386,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	325,000	335,156
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	45,000	48,263
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	250,000	250,313
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	130,000	133,900
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	275,000	281,875
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	505,000	525,513
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	235,000	243,272

		14,539,035
Broadcasting (3.2%)
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	315,000	316,575
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	345,000	248,317
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	720,000	378,000
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	330,000	343,010
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	260,000	268,775
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	160,000	158,600
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	175,000	190,094
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	160,000	169,800
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	447,569	478,339
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	160,000	161,686
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	320,000	336,395
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	185,000	181,763
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	210,000	209,013
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	175,000	170,625
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	170,000	163,625
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	480,000	501,600
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	565,000	601,725
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	170,000	186,150
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	340,000	363,095
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	120,000	121,200
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	35,000	36,237

		5,584,624
Building materials (1.1%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	160,000	160,000
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	89,000	92,671
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	275,000	284,364
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	110,000	111,375
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	125,000	132,656
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	270,000	255,825
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	119,888
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	30,000	31,098
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	470,000	491,150
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	240,000	254,806

		1,933,833
Capital goods (7.2%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,250
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	345,000	334,219
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	225,000	239,130
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	375,000	393,143
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	120,000	123,600
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	100,000	106,125
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	225,000	227,813
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	490,000	514,358
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	300,000	299,250
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	370,000	362,855
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	200,000	199,750
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	385,000	411,835
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	125,000	132,704
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	255,000	306,956
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	250,000	242,188
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	135,000	130,613
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	305,000	321,394
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	315,000	355,163
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	390,000	424,125
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	15,000	15,563
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	125,000	135,891
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	210,000	223,028
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	345,000	371,482
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	525,000	530,250
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	225,000	229,568
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	575,000	585,063
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	785,000	828,175
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	375,000	401,585
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	35,000	39,355
Tenneco, Inc. 144A company guaranty sr. notes 5.125%, 4/15/29	260,000	256,347
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	165,000	170,808
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	245,000	254,751
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	480,000	496,200
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	275,000	284,281
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	695,000	736,631
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	230,000	226,502
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	285,000	306,446
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27	255,000	266,953
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	595,000	609,131
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	345,000	386,055

		12,684,536
Commercial and consumer services (2.0%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	480,000	502,800
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	130,000	128,375
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	65,000	67,031
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	298,000	329,847
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	165,000	189,956
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	150,000	168,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	95,000	104,738
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	225,000	233,719
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	285,000	290,700
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	165,000	161,799
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	165,000	160,050
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	310,000	322,707
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	380,000	453,150
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	335,000	348,400

		3,461,272
Communication services (8.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	205,000	202,706
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	345,000	388,453
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	510,000	502,498
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	510,000	530,400
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	400,000	409,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	1,620,000	1,737,450
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	210,000	212,625
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	145,000	147,784
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	60,000	61,905
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	380,000	401,907
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	116,000	118,326
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	1,230,000	1,326,863
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	265,000	279,110
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30	200,000	196,723
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	385,000	424,078
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	645,000	675,025
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	830,000	567,513
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	155,000	164,300
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	310,000	326,957
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	925,000	573,500
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	145,000	149,350
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	150,000	154,376
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	235,000	237,658
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	165,000	159,844
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	550,000	693,534
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	330,000	404,229
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	985,000	1,125,363
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	225,000	230,648
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	230,000	222,295
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	105,000	111,311
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	165,000	160,222
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	465,000	496,922
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	55,000	59,935
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	325,000	355,238
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	325,000	343,484
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)	200,000	199,750
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	60,000	59,040
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	145,000	149,125
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)	250,000	260,625
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	154,000	160,353

		14,980,425
Consumer (0.7%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	455,000	469,082
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	240,000	253,200
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	315,000	307,913
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	195,000	198,900

		1,229,095
Consumer staples (6.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	215,000	207,475
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	215,000	216,015
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	365,000	366,825
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	75,000	75,880
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	92,520
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	310,000	321,298
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	365,000	403,184
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	460,000	471,500
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	95,000	100,938
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	200,000	201,560
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	330,000	325,875
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	770,000	792,138
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	250,000	263,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	515,000	520,150
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	160,000	172,232
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	240,000	247,339
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	240,000	252,000
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	425,000	489,010
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	426,000	449,151
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	45,000	49,224
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30	310,000	328,799
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	220,000	236,326
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	490,000	507,150
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	35,000	36,320
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	70,000	70,197
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	314,000	328,915
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	305,000	311,637
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	250,000	310,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	120,000	136,429
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	715,000	864,841
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	165,000	195,121
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	95,000	109,396
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	175,000	193,156
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	295,000	326,229
Prestige Brands, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 4/1/31	125,000	119,063
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	298,000	312,900
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	394,000	409,268
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	300,000	324,450
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	345,000	353,083
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	160,000	153,838
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	240,000	253,752
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	60,000	65,700

		11,964,634
Energy (oil field) (0.6%)
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	270,000	282,825
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	165,000	122,463
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	102,000	104,550
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	315,000	323,072
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	150,000	154,500

		987,410
Entertainment (1.1%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	130,000	138,125
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	160,000	159,032
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	60,000	65,700
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	485,000	457,113
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	35,000	35,620
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	205,000	212,913
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	160,000	177,403
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	65,000	71,625
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	320,000	332,000
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	305,000	330,077

		1,979,608
Financials (7.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	275,000	287,719
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	390,000	418,536
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	730,000	1,015,951
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	45,000	62,312
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	140,000	155,400
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	130,000	145,600
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	125,000	135,625
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	220,000	247,775
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	241,867
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	500,000	533,771
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	200,000	194,640
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	685,000	768,752
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	150,000	211,875
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	125,000	132,031
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	270,000	275,400
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	295,000	307,169
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	270,000	279,788
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	310,000	321,238
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	165,000	163,350
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	335,000	347,867
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	135,000	137,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	365,000	382,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	185,000	191,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	165,000	161,240
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	260,000	264,550
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	420,000	436,970
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	330,000	332,277
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	225,000	225,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	305,000	300,425
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	328,000	365,720
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	150,000	155,625
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	270,000	271,094
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	100,000	98,271
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	170,000	165,325
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	305,000	316,148
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	85,000	81,281
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	520,000	533,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	505,000	503,768
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	120,000	136,323
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	260,000	267,846
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	75,000	83,085
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	160,000	184,536
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	255,000	288,994
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	205,000	233,172
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	330,000	351,038
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	420,000	436,078
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	300,000	305,250

		13,454,733
Gaming and lottery (2.4%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	160,000	166,588
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	155,000	157,981
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	170,000	175,265
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	140,000	155,680
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25	515,000	547,857
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	615,000	615,000
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	425,000	440,938
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	500,000	542,500
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	145,000	154,948
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	305,000	303,475
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	415,000	434,298
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	395,000	404,283
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	90,000	97,568

		4,196,381
Health care (6.6%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	435,000	408,900
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	395,000	438,450
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	290,000	323,713
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	145,000	157,405
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	220,000	233,475
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	495,000	507,474
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	130,000	128,375
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	155,000	154,743
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	680,000	732,700
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	250,000	263,725
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	145,000	151,627
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	160,000	162,200
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	145,000	145,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	245,000	264,919
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	35,000	37,013
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	135,000	141,075
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	240,000	218,453
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	296,000	309,320
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	335,000	350,159
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	310,000	327,245
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	340,000	385,475
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	118,000	128,178
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	149,000	120,690
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	130,000	131,300
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	160,000	165,600
HCA, Inc. company guaranty sr. unsec. notes 5.625%, 9/1/28	5,000	5,750
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	325,000	366,438
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	150,000	151,732
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	291,000	289,545
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	75,000	80,633
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	165,000	165,825
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	435,000	466,842
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	125,000	131,719
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	125,000	122,006
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	110,000	111,843
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	155,000	163,659
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	75,000	80,975
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	620,000	648,334
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	1,020,000	1,060,147
Teva Pharmaceutical Finance IV BV company guaranty sr. unsec. unsub. notes 3.65%, 11/10/21 (Israel)	120,000	120,900
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	665,000	747,128
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	545,000	580,425

		11,681,115
Homebuilding (1.2%)
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	430,000	449,888
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	335,000	332,749
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	350,000	492,188
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	295,000	290,944
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	220,000	233,750
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	170,000	187,886
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	65,000	66,625

		2,054,030
Lodging/Tourism (0.7%)
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	135,000	154,744
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	305,000	324,917
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	365,000	380,969
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	370,000	360,750

		1,221,380
Media (1.3%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	375,000	386,018
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	470,000	470,052
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	310,000	319,883
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	420,000	429,450
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	225,000	236,531
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	219,000	219,045
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	205,000	194,812

		2,255,791
Oil and gas (10.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	145,000	155,950
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	205,000	226,013
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	330,000	351,450
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	165,000	161,288
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	100,000	102,500
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	465,000	463,605
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	354,000	371,700
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	95,000	89,300
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes 6.25%, 4/15/23	585,000	520,650
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	130,000	131,869
Centennial Resource Production, LLC 144A company guaranty notes 8.00%, 6/1/25	170,000	173,400
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	245,000	218,050
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	260,000	228,800
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	260,000	264,550
Chesapeake Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 2/1/29	10,000	10,600
Chesapeake Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 2/1/26	40,000	41,550
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	140,000	152,250
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	185,000	200,725
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	96,000	99,600
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	300,000	307,500
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	280,000	295,694
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	615,000	694,864
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	160,000	173,200
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	420,000	467,250
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	400,000	538,500
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	155,000	210,025
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	125,000	143,897
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	375,000	400,395
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	765,000	808,085
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	340,000	363,372
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	760,000	672,600
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	385,000	372,287
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	185,000	235,931
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	35,000	37,450
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	50,000	53,663
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	345,000	348,795
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	555,000	573,551
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	85,000	86,275
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	85,000	85,744
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	365,000	369,672
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	410,000	403,936
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	40,000	40,100
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	399,000	412,147
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	130,000	142,838
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	180,000	185,400
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	235,000	264,093
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	85,000	93,857
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	425,000	436,688
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	530,000	585,186
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	70,000	84,168
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	260,000	330,328
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	70,000	84,631
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	125,000	162,044
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)	95,000	87,875
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	450,000	435,375
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	230,000	240,148
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	145,000	134,125
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	300,000	281,250
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	124,740
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	12,000	11,760
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	135,000	151,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	85,000	90,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	295,000	291,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	370,000	358,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	130,000	143,221
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	155,000	168,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	175,000	183,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	140,000	145,775
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	155,875	146,523
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	235,000	217,213
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	210,000	180,121
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	50,000	52,000

		17,873,660
Publishing (0.6%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	345,000	351,469
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	571,000	583,134
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	160,000	171,600

		1,106,203
Retail (1.6%)
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	240,000	249,000
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)	200,000	204,500
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	120,000	134,400
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	165,000	194,700
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	345,000	392,438
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	85,000	94,452
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	70,000	87,150
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	169,969
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	100,000	103,000
NMG Holding Co Inc/Neiman Marcus Group, LLC 144A sr. notes 7.125%, 4/1/26	145,000	147,900
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	265,000	299,886
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	265,000	287,949
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	325,000	329,469
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	190,000	202,350

		2,897,163
Technology (4.7%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	130,000	129,766
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	50,000	51,500
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	345,000	367,624
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	250,000	245,653
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	185,000	198,413
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	255,000	271,442
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	125,000	129,219
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	140,000	147,836
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	360,000	385,200
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	165,000	161,321
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	375,000	443,755
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	35,000	36,028
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	350,000	357,525
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	155,000	172,631
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	260,000	271,599
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	440,000	432,300
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	265,000	259,671
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	450,000	450,000
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	385,000	397,744
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	665,000	704,900
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	215,000	227,094
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	915,000	935,016
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	250,000	246,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	175,000	178,738
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	335,000	339,131
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	170,000	187,417
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	480,000	469,200

		8,196,973
Textiles (0.4%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	125,000	132,266
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	325,000	344,794
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	165,000	159,225

		636,285
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	120,000	131,738
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	245,000	247,891
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	65,000	67,109

		446,738
Transportation (1.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	325,000	346,385
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	325,000	338,813
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	480,000	521,700
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	895,000	943,330

		2,150,228
Utilities and power (2.0%)
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	100,000	106,086
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	195,000	189,416
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	80,000	79,077
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	120,000	120,300
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	168,000	173,015
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	460,000	463,864
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	65,000	63,362
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	35,000	34,100
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	445,000	550,095
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	75,000	78,000
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	80,000	83,200
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	210,000	228,020
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	155,000	165,850
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	310,000	319,201
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	85,000	88,589
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	415,000	332
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	135,000	142,586
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	185,000	192,285
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	270,000	279,788
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	200,000	206,260

		3,563,426

Total corporate bonds and notes (cost $140,463,003)		$145,445,974

SENIOR LOANS (6.8%)(a)(c)
	Principal amount	Value
Basic materials (1.3%)
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	$195,000	$194,269
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 12/27/27	553,000	548,939
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 9/6/24	238,094	236,681
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	125,000	124,453
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.856%, 4/12/25	182,190	181,689
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.69%, 6/26/26	205,000	205,085
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.19%, 6/26/25	575,121	572,964
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.86%, 10/1/25	182,138	179,178
TMS International Corp. (DE) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	99,750	99,002

		2,342,260
Capital goods (0.8%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.443%, 4/3/24	403,118	393,688
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	189,050	188,719
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.205%, 4/12/26	68,462	66,815
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	344,221	336,977
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.869%, 3/2/27	366,096	363,236

		1,349,435
Communication services (0.1%)
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.109%, 3/9/27	151,434	150,082

		150,082
Consumer cyclicals (1.9%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.56%, 4/22/26	170,000	146,686
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	259,350	258,666
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.712%, 8/21/26	443,250	425,678
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	229,591	229,247
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/30/26	292,003	291,899
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	85,000	96,475
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	228,275	224,994
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 5/1/26	128,375	126,747
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.62%, 11/6/24	728,327	727,781
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	231,525
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	187,493	175,540
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.609%, 12/17/26	266,632	264,007
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	179,072	177,729

		3,376,974
Consumer staples (0.4%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	581,680	571,724
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	119,700	119,315

		691,039
Energy (0.3%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	516,443	525,480

		525,480
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	182,692	182,481

		182,481
Health care (0.8%)
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	663,338	660,850
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.359%, 6/30/25	260,989	260,418
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	458,448	465,325

		1,386,593
Technology (1.0%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	468,825	465,309
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	170,000	175,383
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	273,625	272,684
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	255,000	254,809
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.359%, 2/1/26	143,553	142,678
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	115,000	117,731
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	348,252	347,817

		1,776,411
Transportation (0.1%)
Aadvantage Loyalty LP, Ltd. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.50%, 3/10/28 (Cayman Islands)	150,000	153,295

		153,295

Total senior loans (cost $11,881,813)		$11,934,050

COMMON STOCKS (1.7%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,941	$32,997
Altice USA, Inc. Class A(NON)	7,820	254,385
CHC Group, LLC(NON)	16,587	332
Crown Castle International Corp.(R)	2,052	353,211
General Motors Co.(NON)	3,460	198,812
iHeartMedia, Inc. Class A(NON)	12,934	234,752
MWO Holdings, LLC (Units)(F)	281	717
Oasis Petroleum, Inc.	5,273	313,163
Ortho Clinical Diagnostics Holdings PLC(NON)	13,113	253,015
PPL Corp.	9,410	271,384
PulteGroup, Inc.	7,650	401,166
Sirius XM Holdings, Inc.	45,040	274,294
Stearns Holdings, LLC Class B(F)	39,053	93,337
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	38,446
Tribune Media Co. Class 1C	93,841	9,384
Vistra Corp.	9,840	173,971

Total common stocks (cost $3,431,413)		$2,903,366

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	1,020	$161,160
Broadcom, Inc. 8.00% cv. pfd.	240	353,878
Danaher Corp. 4.75% cv. pfd.	235	360,421
KKR & Co., Inc. $3.00 cv. pfd.	5,249	350,318
PG&E Corp. $5.50 cv. pfd.	2,870	327,467

Total convertible preferred stocks (cost $1,367,934)		$1,553,244

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$178,000	$171,111
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	195,000	443,625
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	295,000	218,300
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	185,000	383,528
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	125,000	147,266
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	131,000	124,204

Total convertible bonds and notes (cost $1,093,356)		$1,488,034

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	353	$397,001

Total preferred stocks (cost $353,000)		$397,001

SHORT-TERM INVESTMENTS (4.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	6,966,719	$6,966,719

Total short-term investments (cost $6,966,719)		$6,966,719
TOTAL INVESTMENTS

Total investments (cost $165,557,238)		$170,688,388

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $306,723) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	4/21/21	$150,481	$150,956	$(475)
		Canadian Dollar	Sell	4/21/21	150,481	149,244	(1,237)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	4/21/21	3,263	3,250	13
		Canadian Dollar	Sell	4/21/21	3,263	3,273	10

	Unrealized appreciation						23

	Unrealized (depreciation)						(1,712)

	Total						$(1,689)
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $175,487,914.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$5,665,586	$20,931,803	$19,630,670	$1,579	$6,966,719

	Total Short-term investments	$5,665,586	$20,931,803	$19,630,670	$1,579	$6,966,719
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $248,549 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,712 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$254,385	$353,211	$—
Consumer cyclicals	1,109,024	9,384	—
Energy	313,163	332	717
Financials	—	—	93,337
Health care	286,012	—	—
Utilities and power	445,355	38,446	—

Total common stocks	2,407,939	401,373	94,054
Convertible bonds and notes	—	1,488,034	—
Convertible preferred stocks	681,345	871,899	—
Corporate bonds and notes	—	145,445,642	332
Preferred stocks	—	397,001	—
Senior loans	—	11,934,050	—
Short-term investments	—	6,966,719	—

Totals by level	$3,089,284	$167,504,718	$94,386
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,689)	$—

Totals by level	$—	$(1,689)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$460,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com